Document and Entity Information	Oct. 03, 2022
Cover [Abstract]
Entity Registrant Name	Noble Corp plc
Amendment Flag	true
Entity Central Index Key	0001895262
Document Type	8-K/A
Document Period End Date	Oct. 03, 2022
Entity Incorporation State Country Code	X0
Entity File Number	001-41520
Entity Tax Identification Number	98-1644664
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(281)
Local Phone Number	276-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	A Ordinary Shares, par value $0.00001 per share
Trading Symbol	NE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On October 3, 2022, Noble Corporation plc (the “Company”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (the “Initial Form 8-K”) to report the consummation of the transactions contemplated by that certain business combination agreement, dated November 10, 2021 (as amended, the “Business Combination Agreement”), by and among the Company, Noble Corporation, an exempted company incorporated in the Cayman Islands with limited liability (“Noble Cayman”), Noble Newco Sub Limited, a Cayman Islands exempted company and a direct, wholly owned subsidiary of the Company (“Merger Sub”), and The Drilling Company of 1972 A/S, a Danish public limited liability company (“Maersk Drilling”). Pursuant to the Business Combination Agreement, among other things, (i) Noble Cayman merged with and into Merger Sub (the “Merger”), with Merger Sub surviving the Merger as a wholly owned subsidiary of the Company, and (ii) the Company completed a voluntary tender exchange offer to Maersk Drilling’s shareholders (together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). The Company is filing this Amendment No. 1 on Form 8-K/A to the Initial Form 8-K (this “Amendment”) solely for the purpose of amending the Initial Form 8-K to provide certain historical financial information of Maersk Drilling and unaudited pro forma condensed combined financial data of the Company in accordance with Items 9.01(a) and 9.01(b) of Form 8-K, respectively. No other changes to the Initial Form 8-K are being made hereby. This Amendment should be read in conjunction with the Initial Form 8-K, which provides a more complete description of the Business Combination.